Revenue	12 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue
17.	Revenue

The Company derives its revenue from continuing operations principally from platform services. Disaggregation of revenue from continuing operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Continuing operations
Platform Services	1,179,071	-	-
Total revenues from continuing operations	1,179,071	-	-

Disaggregation of revenue relating to discontinued operations is presented in Note 4.